Acquisition of Colospan (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Consideration (USD in thousands)
Cash	$3,300
Contingent consideration	1,617
Fair value of total consideration transferred	$4,917

Purchase Price Allocation:
Goodwill	$1,764
Intangible assets – technology	4,642
Net tangible liabilities assumed	(421)
Deferred tax liability	(1,068)
Total consideration allocated	$4,917

Schedule of Identified Intangible Assets Acquired

The following table presents the preliminary details of the identified intangible assets acquired (in thousands, except years):

	Fair Value	Useful Life	Amortization Classification
	(in thousands)	(in years)
Technology	$4,642	7	Research and development
Total Colospan intangible assets acquired	$4,642